GOVERNMENT INCOME PORTFOLIO
SUMMARY: GOVERNMENT INCOME PORTFOLIO
INVESTMENT OBJECTIVE
The investment objective of the Portfolio is a high level of income over the long term consistent with the preservation of capital.
PORTFOLIO FEES AND EXPENSES
The table below shows the fees and expenses that you may pay if you invest in shares of the Portfolio. The table does not include Contract charges. Because Contract charges are not included, the total fees and expenses that you will incur will be higher than the fees and expenses set forth in the table. See your Contract prospectus for more information about Contract charges.
Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	GOVERNMENT INCOME PORTFOLIO Class I Shares
Management Fees	0.40%
+ Distribution (12b-1) Fees	none
+ Other Expenses	0.06%
+ Acquired Fund (Portfolio) Fees and Expenses
= Total Annual Fund Operating Expenses	0.46%

Example.

The following example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The table does not include Contract charges. Because Contract charges are not included, the total fees and expenses that you will incur will be higher than the fees and expenses set forth in the example. See your Contract prospectus for more information about Contract charges.

The example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Portfolio’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expense Example (USD $)	1 Year	3 Years	5 Years	10 Years
GOVERNMENT INCOME PORTFOLIO Class I Shares	47	148	258	579

Portfolio Turnover.
The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual portfolio operating expenses or in the example, affect the Portfolio’s performance. During the most recent fiscal year ended December 31, the Portfolio’s turnover rate was 1554% of the average value of its portfolio.
INVESTMENTS, RISKS AND PERFORMANCE Principal Investment Strategies.
The Portfolio normally invest at least 80% of its investable assets (net assets plus any borrowings made for investment purposes) in U.S. Government securities, including U.S. Treasury securities, debt obligations issued or guaranteed by agencies or instrumentalities established by the U.S. Government, and mortgage-backed securities issued by U.S. Government instrumentalities. The Portfolio invests up to 20% of investable assets in other securities, including corporate debt securities and asset-backed securities.
Principal Risks of Investing in the Portfolios.

The risks identified below are the principal risks of investing in the Portfolios. All investments have risks to some degree and it is possible that you could lose money by investing in the Portfolios. An investment in a Portfolio is not a deposit with a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. While the Portfolios make every effort to achieve their objectives, the Portfolios can’t guarantee success.

Fixed income securities risk. Investments in fixed income securities involves a variety of risks, including the risk that an issuer or guarantor of a security will be unable to pay some or all of the principal and interest when due (credit risk); the risk that the Portfolio may not be able to sell some or all of the securities its holds, either at the price it values the security or at any price (liquidity risk); and the risk that the rates of interest income generated by the fixed income investments of the Portfolio may decline due to a decrease in market interest rates and that the market prices of the fixed income investments of the Portfolio may decline due to an increase in market interest rates (interest rate risk).

Asset-backed securities risk. Asset-backed securities are fixed income securities that represent an interest in an underlying pool of assets, such as credit card receivables. Like traditional fixed income securities, asset-backed securities are subject to interest rate risk, credit risk and liquidity risk. When the underlying pools of assets consist of debt obligations, there is a risk that those obligations will be repaid sooner than expected (prepayment risk) or later than expected (extension risk), both of which may result in lower than expected returns.

Mortgage-backed securities risk. Mortgage-backed securities are a specific type of asset-backed security—one backed by mortgage loans on residential and/or commercial real estate. Therefore, they have many of the risk characteristics of asset-backed securities, including prepayment and extension risks, as well as interest rate, credit and liquidity risk. Because they are backed by mortgage loans, mortgage-backed securities also have risks related to real estate, including significant sensitivity to changes in real estate prices and interest rates and, in the case of commercial mortgages, office and factory occupancy rates. The risks associated with investments in mortgage-backed securities, particularly credit risk, are heightened in connection with investments in sub-prime mortgage-backed securities. Some mortgage-related securities receive government or private support, but there is no assurance that such support will remain in place. Moreover, mortgage-related securities issued by private, non-governmental issuers may experience higher rates of default on the underlying mortgages since these mortgage loans often do not meet the underwriting standards of government-issued mortgages.

The Portfolio invests in securities issued or guaranteed by the U.S. government or its agencies and instrumentalities (such as the Government National Mortgage Association, the Federal National Mortgage Association, or the Federal Home Loan Mortgage Corporation. Unlike Government National Mortgage Association securities, securities issued or guaranteed by U.S. government-related organizations such as Federal National Mortgage Association, or the Federal Home Loan Mortgage Corporation are not backed by the full faith and credit of the U.S. government and no assurance can be given that the U.S. government would provide financial support.

Market and management risk. Markets in which the Portfolio invests may experience volatility and go down in value, and possibly sharply and unpredictably. All decisions by an adviser or subadviser require judgment and are based on imperfect information. Additionally, the investment techniques, risk analysis and investment strategies used by an adviser or subadviser in making investment decisions for the Portfolio may not produce the desired results.

Derivatives risk. A derivative is a financial contract, the value of which depends upon, or is derived from, the value of an underlying asset, reference rate, or index. The use of derivatives involves a variety of risks, including: the risk that the counterparty (the party on the other side of the transaction) on a derivative transaction will be unable to honor its financial obligation to the Portfolio; certain derivatives and related trading strategies create debt obligations similar to borrowings, and therefore create, leverage, which can result in losses to the Portfolio that exceed the amount the Portfolio originally invested; certain exchange-traded derivatives may be difficult or impossible to buy or sell at the time that the seller would like, or at the price that the seller believes the derivative is currently worth, and privately negotiated derivatives may be difficult to terminate or otherwise offset; derivatives used for hedging may reduce losses but also reduce or eliminate gains or cause losses if the market moves in a manner different from that anticipated by the Portfolio; and commodity-linked derivative instruments may be more volatile than the prices of investments in traditional equity and debt securities.

Expense risk. Your actual cost of investing in the Portfolio may be higher than the expenses shown above under “Annual Portfolio Operating Expenses” for a variety of reasons, including, for example, if the Portfolio’s average net assets decrease significantly.

Past Performance.
A number of factors, including risk, can affect how the Portfolio performs. The bar chart and table provide some indication of the risks of investing in the Portfolio by showing changes in the Portfolio’s performance from year to year and by showing how the Portfolio’s average annual returns for 1, 5, and 10 years compare with those of a broad measure of market performance. Past performance does not mean that the Portfolio will achieve similar results in the future.
The annual returns and average annual returns shown in the chart and table are after deduction of expenses and do not include Contract charges. If Contract charges were included, the returns shown would have been lower than those shown. Consult your Contract prospectus for information about Contract charges.
Annual Total Returns (Class I Shares)

Best Quarter:		Worst Quarter:
6.29%	3rd Quarter of 2002	-2.34%	2nd Quarter of 2004

Average Annual Total Returns (For the periods ended December 31, 2011)
Average Annual Total Returns GOVERNMENT INCOME PORTFOLIO	1 Year	5 Years	10 Years
Class I Shares	7.63%	6.46%	5.58%
Barclays Capital Gov't Bond Index (reflects no deduction for fees, expenses or taxes)	7.69%	6.42%	5.59%